CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (2,374,981)	$ (18,484,477)	$ 10,653,488	$ 9,803,144
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in fair value of investment in key management insurance policy	(23,951)	(186,409)		(44,108)
Depreciation of property and equipment	219,451	1,707,989	1,902,005	1,943,260
Amortization of intangible assets	9,559	74,400	103,379	85,001
Amortization of operating lease right-of-use assets	247,363	1,925,225	1,237,500	666,459
Amortization of service fee	711,136	5,534,772	1,369,388
Provision for (reversal of) credit loss	306,180	2,383,000	(3,158,000)	8,610,248
Write-down for inventories	331,620	2,580,998	280,000	118,000
Deferred tax	(107,597)	(837,430)	393,433	(1,717,339)
Losses on disposal of property and equipment	258,040	2,008,324	636,289	485,957
Share-based compensation	377,775	2,940,224
Foreign exchange (gains) losses - unrealized	(4,440)	(34,559)	280,046	(205,446)
Changes in operating assets and liabilities
Inventories	2,474,894	19,262,102	(6,974,167)	(18,345,053)
Trade receivables	67,577	525,955	15,396,881	(19,585,181)
Prepaid expenses and other assets	(142,920)	(1,112,348)	1,170,733	(2,946,647)
Contract assets	(1,617,660)	(12,590,246)	(3,699,505)	1,158,583
Trade and notes payables	(172,951)	(1,346,076)	(8,811,825)	13,628,513
Other payables, accrued payroll and welfare	(168,418)	(1,310,795)	2,021,985	(686,257)
Contract liabilities	(2,114,941)	(16,460,585)	5,052,814	(4,476,835)
Operating lease liabilities	(243,230)	(1,893,061)	(945,783)	(644,259)
Other liabilities	(71,432)	(555,956)	313,650
Income tax payable	52,933	411,979	(3,124,259)	(1,388,098)
Net cash (used in) provided by operating activities	(1,985,993)	(15,456,974)	14,098,052	(13,540,058)
Cash flows from investing activities:
Purchases of property and equipment	(210,784)	(1,640,534)	(3,018,966)	(775,120)
Proceeds from disposal of property and equipment				663,957
Purchases of intangible assets			(227,000)
Acquisition of non-controlling interests				(1,000)
Net cash used in investing activities	(210,784)	(1,640,534)	(3,245,966)	(112,163)
Cash flows from financing activities:
Proceeds from capital contribution	12	90	882,588	4,961,320
Net proceeds from initial public offering			24,299,197
Payments to related parties			(10,967)	(2,538,411)
Repayments by related parties			10,967	2,365,263
Net cash provided by financing activities	12	90	25,181,785	4,788,172
Effect of exchange rate changes	513	3,985	(95,862)	78,542
Net (decrease) increase in cash and cash equivalents and restricted cash	(2,196,252)	(17,093,433)	35,938,009	(8,785,507)
Cash and cash equivalents and restricted cash at beginning of the year	6,724,673	52,338,132	16,400,123	25,185,630
Cash and cash equivalents and restricted cash at end of the year	4,528,421	35,244,699	52,338,132	16,400,123
Reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets
Cash and cash equivalents	3,257,681	25,354,528	52,338,132	16,400,123
Restricted cash – non-current	1,270,740	9,890,171
Restricted Cashnoncurrents	1,270,740	9,890,171
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	4,528,421	35,244,699	52,338,132	16,400,123
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	4,528,421	35,244,699	52,338,132	16,400,123
Supplemental disclosure of cash flow information:
Interest expense paid	19,129	148,878	19,632	38,340
Income tax paid (refunded)	(27,990)	(217,843)	4,038,568	5,444,287
Supplemental disclosure of non-cash investing and financing information:
Operating lease right-of-use assets obtained in exchange for operating lease obligations	379,051	2,950,157	5,656,268	330,526
Extinguishment of operating lease right-of-use assets and operating lease liabilities due to termination of lease	(61,708)	(480,274)	35,709
Non-cash consideration paid for purchase of property and equipment				185,134
Non-cash consideration paid for services	$ 510,496	$ 3,973,189	$ 6,573,060